SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		61,911	474,332
Fair Value of warrants | $		$ 492,470	$ 2,198,121
Range one [member]
IfrsStatementLineItems [Line Items]
Issue Date	[1]	Feb. 26, 2024
Exercise price | $ / shares	[1]	$ 4.4025
Number of Warrants Outstanding | shares	[1]	61,911	474,332
Fair Value of warrants | $	[1]	$ 492,470	$ 2,198,121

[1]	The warrants expire February 26, 2029.